Fair Value (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes	$ 619,751	$ 179,018	$ 64,051
Other changes in fair value
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes	619,751	198,632	103,280
Interest Income
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes		$ (19,614)	$ (39,229)